Earnings Per Share - Summary of Earnings Per Share (Detail) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2021	Apr. 30, 2020	Apr. 30, 2021	Apr. 30, 2020
Basic earnings per share
Net income attributable to common shareholders	$ 3,630	$ 1,447	$ 6,842	$ 4,369
Weighted-average number of common shares outstanding (millions)	1,817.4	1,803.0	1,815.7	1,807.0
Basic earnings per share (Canadian dollars)	$ 2.00	$ 0.80	$ 3.77	$ 2.42
Diluted earnings per share
Net income attributable to common shareholders	$ 3,630	$ 1,447	$ 6,842	$ 4,369
Net income available to common shareholders including impact of dilutive securities	$ 3,630	$ 1,447	$ 6,842	$ 4,369
Weighted-average number of common shares outstanding (millions)	1,817.4	1,803.0	1,815.7	1,807.0
Stock options potentially exercisable (millions)	2.5	1.4	2.1	2.0
Weighted-average number of common shares outstanding - diluted (millions)	1,819.9	1,804.4	1,817.8	1,809.0
Diluted earnings per share (Canadian dollars)	$ 1.99	$ 0.80	$ 3.76	$ 2.42